Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
Note 4. Revenue
We generate substantially all of our revenues through sales of inventory in the open market and via long-term supply agreements. At contract inception, we assess the goods promised in our contracts and identify a performance obligation for each promise to transfer to the customer a distinct good. In substantially all cases, a contract has a single performance obligation to deliver a promised good to the customer. Revenue is recognized when the performance obligations under the terms of our contracts are satisfied. Generally, this occurs at the time of shipping, at which point the control of the goods transfers to the customer. Further, in determining whether control has transferred, we consider if there is a present right to payment and legal title, along with risks and rewards of ownership having transferred to the customer. Revenue is measured as the amount of consideration we expect to receive in exchange for transferred goods. Sales, value added, and other taxes we collect concurrent with revenue-producing activities are excluded from revenue. Incidental items that are immaterial in the context of the contract are recognized as expense. We have elected to account for all shipping and handling activities as fulfillment costs. We recognize these costs for shipping and handling when control over products have transferred to the customer as an expense in cost of goods sold. We have also elected to expense commissions when incurred as the amortization period of the commission asset that we would have otherwise recognized is less than one year.

The following table disaggregates our revenue by major geographical region for the years ended December 31, 2021, 2020 and 2019:

	2021			2020			2019
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$853	$208	$1,061	$728	$182	$910	$786	$182	$968
North America	317	234	551	282	228	510	320	226	546
Asia	334	89	423	287	81	368	343	87	430
Other	161	16	177	134	16	150	165	21	186
Total Revenues	$1,665	$547	$2,212	$1,431	$507	$1,938	$1,614	$516	$2,130

The following table disaggregates our revenue by major product line for the years ended December 31, 2021, 2020 and 2019:

	2021			2020			2019
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
TiO2	$1,665	$—	$1,665	$1,431	$—	$1,431	$1,614	$—	$1,614
Color Pigments	—	289	289	—	248	248	—	258	258
Functional Additives	—	132	132	—	111	111	—	118	118
Timber Treatment	—	117	117	—	127	127	—	118	118
Water Treatment[1]	—	9	9	—	21	21	—	22	22
Total Revenues	$1,665	$547	$2,212	$1,431	$507	$1,938	$1,614	$516	$2,130
The amount of consideration we receive and revenue we recognize is based upon the terms stated in the sales contract, which may contain variable consideration such as discounts or rebates. We also give our customers a limited right to return products that have been damaged, do not satisfy their specifications, or for other specific reasons. Payment terms on product sales to our customers typically range from 30 days to 90 days. Although certain exceptions exist where standard payment terms are exceeded, these instances are infrequent and do not exceed one year. Discounts are allowed for some customers for early payment or if certain volume commitments are met. As our standard payment terms are less than one year, we have elected to not assess whether a contract has a significant financing component. In order to estimate the applicable variable consideration at the time of revenue recognition, we use historical and current trend information to estimate the amount of discounts, rebates, or returns to which customers are likely to be entitled. Historically, actual discount or rebate adjustments relative to those estimated and accrued at the point of which revenue is recognized have not materially differed.